Note 2	6 Months Ended
Jun. 30, 2025
Principles Of Consolidation, Acounting policies and measurement bases applied and recent IFRS pronouncements [Abstract]
Disclosure of Principles of consolidation, accounting policies, measurement bases applied and recent IFRS pronouncements and interpretations [Text Block]	Principles of consolidation, accounting policies, measurement bases applied and recent IFRS pronouncements and interpretations
The accounting policies and methods applied for the preparation of the Consolidated Financial Statements do not differ significantly to those applied in the consolidated financial statements of the Group for the year ended December 31, 2024 (as set forth in Note 2 thereto), except for the application of the requirements of IFRS 9 in relation to accounting hedge relationships as of January 1, 2025 (see Note 2.3).
The BBVA Group decided to transition to the IFRS 9 accounting framework for micro-hedge accounting starting from January 1, 2025. This decision is motivated by the fact that this option is better aligned with the BBVA Group’s risk management strategy. IFRS 9 introduces changes compared to IAS 39 in various areas, such as hedged items, hedging instruments, accounting for the time value of options and forward elements, hedge rebalancing, and hedge effectiveness assessment, which facilitate and broaden the range of transactions to which hedge accounting can be applied.
The BBVA Group has adapted its accounting policies and processes to the new regulations. A procedure has been established to document the requirements for recognizing an economic hedge as a hedge accounting measure, such as clear identification of the hedged items and hedging instruments, an assessment of the hedge’s effectiveness, and supporting evidence of the entity’s intention to manage its risk through these instruments.
The adoption of this accounting policy has not had any significant impact on the Group’s Consolidated Financial Statements.
With respect to the accounting of macro-hedging relationships, the Group maintains the criteria established in IAS 39.
The standards that came into effect on January 1, 2025, as well as the standards issued by the International Accounting Standards Board (hereinafter, "IASB") but not yet in force as of June 30, 2025, are listed below. The most notable standards are:
Standards and interpretations that became effective in the first six months of 2025
Amendment to - IAS 21 "Effects of changes in foreign exchange rates"
On August 15, 2023, the IASB issued a series of amendments to IAS 21 - The effect of changes in foreign exchange rates. The standard has a double objective, on the one hand to provide guidance on when one currency is convertible into another and, on the other hand, how to determine the exchange rate to be used in accounting when it is concluded that such convertibility does not exist.
In relation to the first objective, one currency is convertible into another when an entity can obtain the other currency within a time frame that allows for a normal administrative delay; and through markets or exchange mechanisms in which an exchange transaction creates enforceable rights and obligations. If the entity determines that there is no convertibility between currencies, it must estimate an exchange rate. The standard does not establish a specific estimation technique for them, but rather establishes guidelines for their determination, allowing the use of an observable type without adjusting or using an estimation technique.
The modification to the standard entered into force on January 1, 2025. The standard has not had an impact on the BBVA Group's consolidated financial statements.
2.2    Standards and interpretations issued but not yet effective as of June 30, 2025
The following new International Financial Reporting Standards together with their Interpretations or Modifications had been published at the date of preparation of the Consolidated Financial Statements, which are not mandatory as of June 30, 2025. Although in some cases the IASB allows early adoption before their effective date, the BBVA Group has not proceeded with this option for any such new standards.
IFRS 18 - "Presentation and Disclosures in Financial Statements"
On April 9, 2024, the IASB issued IFRS 18 "Presentation and Disclosures in Financial Statements" which introduces new requirements to improve the quality of information presented in financial statements and to promote analysis, transparency and comparability of companies' performance.
Specifically, IFRS 18 introduces three predefined expense categories (operating, investing, financing) and two subtotals ("operating profit" and "profit before financing and income taxes") to provide a consistent structure in the income statement and facilitate the analysis of the income statement. Additionally, it introduces disclosure requirements for management-defined performance measures (MPM). Finally, it establishes requirements and provides guidance on aggregation/disaggregation of the information to be provided in the primary financial statements.
This new standard will come into force on January 1, 2027, with early application permitted once it is adopted by the European Union.
Amendments to IFRS 9 and IFRS 7: Amendments to the classification and measurement of financial instruments
On May 30, 2024, the IASB issued amendments to IFRS 9 and IFRS 7 to clarify how to assess the contractual cash flow characteristics of financial assets that include contingent features such as environmental, social and governance (ESG). Additionally, they clarify that a financial liability should be derecognized on the 'settlement date' and introduce an accounting policy option to derecognize before that date financial liabilities that are settled using an electronic payment system. Finally, additional disclosures are required in IFRS 7 for financial instruments with contingent characteristics and equity instruments classified at fair value through other comprehensive income.
The amendments will come into force on January 1, 2026, although early application is permitted because they have already been adopted by the European Union. No significant impact on the BBVA Group's financial statements is expected.
IFRS 19 "Subsidiaries without Public Accountability: Disclosures"
On May 9, 2024, the IASB issued IFRS 19 "Subsidiaries without Public Accountability: Disclosures" which allows certain eligible entities to elect to apply the reduced disclosure requirements of IFRS 19 while continuing to apply the requirements of recognition, valuation and presentation of other IFRS accounting standards.
This new standard will enter into force on January 1, 2027, allowing early application once it is adopted by the European Union. In the Group there are no eligible entities within the scope of this standard, so no significant impact on the BBVA Group's financial statements is expected.
Amendments to IFRS 9 and IFRS 7: Contracts that refer to nature-dependent electricity
On December 18, 2024, the IASB issued amendments to IFRS 9 and IFRS 7 to address the accounting for contracts for the purchase and sale of renewable electricity, called Power Purchase Agreements. The amendments include guidance on the “own use” exemption for purchasers of electricity and requirements to apply hedge accounting on these arrangements.
The amendments will come into force on January 1, 2026, although they can be applied earlier as they have been adopted by the European Union as of June 30, 2025. No significant impact on the BBVA Group's financial statements is expected.
IFRS 9 “Financial Instruments”
Transition to IFRS 9 for accounting for micro hedges
On January 1, 2018, IFRS 9, which replaced IAS 39 with respect to the classification and measurement of financial assets and liabilities, credit impairment, and hedge accounting, came into force. However, the Group chose to continue applying IAS 39 for hedge accounting, as permitted by IFRS 9, pending the approval of a new accounting standard on macro hedges. On January 1, 2025, the Group decided to transition to the new IFRS 9 accounting framework for micro-hedge accounting.
Given the lack of a specific regulatory framework for macro hedges in IFRS 9, the Group continues to apply the current framework established under IAS 39 for macro hedge accounting. Thus, from January 1, 2025, the Group will apply simultaneously two standards with common characteristics (IAS 39 for macro hedges and IFRS 9 for micro hedges) until the IASB concludes the project to develop a specific framework for macro hedge accounting, known as the IFRS 9. Dynamic Risk Management (DRM) Project.
The adoption of the accounting policy for accounting for micro hedges in accordance with the requirements set out in IFRS 9 has not had any significant impact on the Group 's Consolidated Financial Statements.
“Derivatives – Hedge Accounting” and “Fair value changes of the hedged items in portfolio hedges of interest rate risk”
With the aim of improving the alignment between risk management and its presentation in the financial statements, the Group has decided to apply IFRS 9 for micro hedge accounting instead of IAS 39 as from January 1, 2025. Previously, until the transition date, the Group was applying IAS 39 for micro hedge accounting.
The Group uses hedging derivatives as a tool for managing financial risks, mainly interest rate risk and exchange rate risk.
To cover these risks, the Group uses, among others, the following hedging instruments:
–Interest rate derivatives to convert interest rate exposures into fixed or variable rates.
–Foreign exchange derivatives to convert foreign currency exposures to the entity’s currency and net investment exposures to the local currency.
In some hedging relationships, the Group additionally designates inflation risk as a contractually specified component of a debt instrument (e.g., inflation-linked bonds).
For these economic hedges to be recognized as hedge accounting, they must meet certain requirements established under both IAS 39 and IFRS 9. These requirements include clear identification of the hedged items and hedging instruments, an assessment of the hedge's effectiveness over time, and adequate documentation supporting the Group’s intention to manage its risk through these instruments. Only when these criteria are met can financial derivatives be accounted for as hedge accounting, allowing for an accounting treatment that more accurately reflects the Group’s risk management strategy (see Note 14).
Hedge accounting maintains a similar recording scheme under both IAS 39 and IFRS 9. Hedge ineffectiveness, defined as the difference between the change in value of the hedging instrument and the hedged item in each period, attributable to the hedged risk, is recorded in the consolidated income statement (or other comprehensive income, if the hedging instrument hedges an equity instrument for which an entity has elected to present changes in fair value in other comprehensive income) (see Notes 14 and 35).
Under IAS 39, hedge effectiveness is assessed both retrospectively and prospectively, ensuring that it remains within a range of 80% to 125%. However, IFRS 9 eliminates the strict 80%-125% effectiveness range requirement, allowing qualitative prospective assessments if there is an economic relationship between the hedged item and the hedging instrument, and credit risk does not exert a dominant effect on changes in the value of either the hedged item or the hedging instrument. BBVA has chosen to continue applying the 80%-125% effectiveness range as a measure for assessing hedge effectiveness, and may rebalance the hedge without discontinuing hedges if this range is not maintained, as described below.
The variations that occur, after the designation of the hedge, in the valuation of the financial instruments designated as hedged items and the financial instruments designated as accounting hedging instruments, are recorded as follows:
–In fair value hedges, the differences in the fair value of the derivative and the hedged instrument attributable to the hedged risk are recognized directly under "Gains (losses) from hedge accounting, net" in the consolidated income statement (or other comprehensive income, if the hedging instrument hedges an equity instrument for which an entity has elected to present changes in fair value in other comprehensive income), using as a counterpart the consolidated balance sheet items in which the hedging element ("Derivatives - Hedge accounting") or the hedged element is recorded, as applicable (see Note 32).
–In fair value hedges of interest rate risk on a portfolio of financial instruments (“macro hedges”), the gains or losses arising from the measurement of the hedging instrument are recognized directly in the consolidated income statement with a counter-entry under the headings “Derivatives – Hedge accounting” and the gains or losses arising from the change in the fair value of the hedged item (attributable to the hedged risk) are also recorded in the consolidated income statement (in both cases, under the heading “Gains (losses) from hedge accounting, net”), using as a counter-entry the heading "Fair value changes of the hedged items in portfolio hedges of interest rate risk" in the asset or liability sections of the consolidated balance sheet, depending on the nature of the hedged item.
–In cash flow hedges, the valuation differences arising from the effective portion of the hedged items are temporarily recorded under "Accumulated other comprehensive income - Items that may be reclassified to profit or loss - Hedging derivatives. Cash flow hedges (effective portion)" in the consolidated balance sheet, with a counterpart entry under "Derivatives - Hedge accounting" in the asset or liability sections of the consolidated balance sheet, as applicable. These differences are recognized in the consolidated income statement when the gain or loss on the hedged item is recognized in profit or loss, when the planned transactions are executed, or on the maturity date of the hedged item. Almost all of the Group’s cash flow hedges relate to interest rate and inflation hedges of financial instruments, so the amount recorded in other comprehensive income will be reclassified to "Interest and other income" or "Interest expense" in the consolidated income statement (see Note 32).
–The differences in the value of the hedging instrument corresponding to the ineffective portion of cash flow hedging transactions are recorded directly under the heading “Gains (losses) from hedge accounting, net” in the consolidated income statement (see Note 35).
–In hedges of net investments in foreign operations, valuation differences arising from the effective portion of the hedged items are temporarily recorded under "Accumulated other comprehensive income - Items that may be reclassified to profit or loss - Hedge of net investments in foreign operations (effective portion)" in the consolidated balance sheet, with a countervailing entry under "Derivatives - Hedge accounting" in the asset or liability sections of the consolidated balance sheet, as applicable. These valuation differences are recognized in the consolidated income statement when the foreign investment is disposed of or removed from the consolidated balance sheet (see Note 35).

The other relevant new features introduced by IFRS 9 and applicable from January 1, 2025, are as follows:
–It provides flexibility in the items that can be hedged (for example, it enables the hedging of net positions, aggregate positions, and specific risk components in non-financial items).
–It introduces the accounting treatment of “cost of hedging”, allowing components of hedging instruments such as forward elements, the time value of options, or the base spread to be excluded from the hedge. These values can be recognized in other comprehensive income, thereby reducing volatility in the consolidated income statement.
–It allows for the rebalancing of hedges without the need for discontinuations in hedge accounting as the relationship between the hedging instrument and the hedged item is adjusted.
–For fair value hedges on equity instruments recorded at fair value through other comprehensive income, the differences in the fair value of the derivative are recorded in “Accumulated other comprehensive income,” thereby minimizing the impact on profit or loss for the period.